Other Payables	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Other Payables
21.	OTHER PAYABLES

			12.31.2024	12.31.2023
Share-based payment plans	26.1		156.5	45.4
Provisions related to payroll			123.6	123.0
Provision for employee profit sharing			72.3	66.2
Other accounts payable			55.7	54.7
Contractual obligations	(i	)	33.1	24.0
Facility accounts payable			23.1	8.5
Non-controlling purchase options - EVE			20.0	24.0
Royalties to be paid to the Brazilian Air Force			15.0	7.7
Dividends payable			9.2	0.9
Accounts payable company acquisition	(ii	)	5.8	—
Commission payable			3.1	10.4
Insurance			2.5	4.9
Recourse and non-recourse debt			1.1	2.9
Non-controlling purchase options - Tempest			—	15.1

			521.0	387.7

Current			359.8	332.3
Non-current			161.2	55.4

(i)	Represents amounts recorded regarding contractual obligations assumed by the Company in contracts with customers mainly related to commercial concessions and costs to obtain contracts.
(ii)	Refers to the balance payable for the acquisition of Coqueiro (Note 2.3.1) and Xmobots (Note 12.2) of US$ 1.7 and US$ 4.1, respectively.